SEGMENTED DISCLOSURE INFORMATION - Investment Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Geographic segmentation:
Investment properties	$ 5,855,583	$ 4,457,899
Percentage of investment property	100.00%	100.00%
Canada
Geographic segmentation:
Investment properties	$ 1,106,850	$ 979,290
Percentage of investment property	19.00%	22.00%
United States
Geographic segmentation:
Investment properties	$ 2,882,549	$ 2,014,489
Percentage of investment property	49.00%	45.00%
Austria
Geographic segmentation:
Investment properties	$ 821,260	$ 806,355
Percentage of investment property	14.00%	18.00%
Germany
Geographic segmentation:
Investment properties	$ 428,504	$ 389,077
Percentage of investment property	7.00%	9.00%
Netherlands
Geographic segmentation:
Investment properties	$ 550,946	$ 196,701
Percentage of investment property	10.00%	4.00%
Other Europe
Geographic segmentation:
Investment properties	$ 65,474	$ 71,987
Percentage of investment property	1.00%	2.00%